[LOGO]
[THE HARTFORD]

May 6, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

Re:                               Hartford Life Insurance Company

Separate Account Two (“Registrant”)

The Director Series VIII/VIIIR

File No. 333-101923

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                       The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                       The text of the Registrant’s most recent post-effective amendment was filed electronically with the Securities and Exchange Commission on May 3, 2010.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-1971.

Very truly yours,

/s/ Kathleen Schwartz

Kathleen Schwartz
Legal Specialist